Revenues (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue

The following table disaggregates revenues by principal offering and timing of transfer of control (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2025	2026	2025	2026
Revenues by principal offering:
Custom products	$142,170	$259,283	$422,347	$698,971
Powertrain solutions	28,427	98,924	48,322	210,707
Standard products	8,618	13,207	24,585	31,292
Services	7,009	7,295	20,321	17,417
Revenues	$186,224	$378,709	$515,575	$958,387
Revenues by timing of recognition:
Over-time revenues	$113,162	$214,505	$327,011	$550,018
Point-in-time revenue	73,062	164,204	188,564	408,369
Revenues	$186,224	$378,709	$515,575	$958,387

The following table disaggregates revenue by principal offering and timing of transfer of control (in thousands):

	Predecessor	Successor
	Period from July 1, 2023 to October 31, 2023	Period from Inception to June 30, 2024	Year Ended June 30, 2025
Revenues by principal offering:
Standard products	$13,052	$21,310	$34,624
Custom products	51,426	152,386	590,646
Powertrain solutions	—	1,423	99,479
Services	—	6,191	28,439
Total revenues	$64,478	$181,310	$753,188
Revenues by timing of recognition:
Over-time revenues	$51,426	$125,273	$469,947
Point-in-time revenue	13,052	56,037	283,241
Total Revenue	$64,478	$181,310	$753,188